HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
HOTEL OPERATING COSTS.
Rents		¥ 2,406	¥ 2,059	¥ 1,871
Utilities		399	366	346
Personnel costs		1,663	1,388	1,089
Depreciation and amortization		869	773	677
Consumable, food and beverage		673	551	495
Others		466	538	456
Total	$ 942	¥ 6,476	¥ 5,675	¥ 4,934